Note 13 - Retirement and Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity securities:
Plan assets	¥ 2,930,310	¥ 2,424,499	¥ 2,012,611
Other Financial Instruments [Member]
Equity securities:
Plan assets	1,109,010	950,011
Cash [Member]
Equity securities:
Plan assets	165,145	88,083
Japanese Equity Securities [Member] | Equity Securities [Member]
Equity securities:
Plan assets	417,833	348,758
U.S. Equity Securities [Member] | Equity Securities [Member]
Equity securities:
Plan assets	124,670	89,304
Other Equity Securities - Developed Countries [Member] | Equity Securities [Member]
Equity securities:
Plan assets	78,027	61,498
Equity Securities [Member] | Equity Securities [Member]
Equity securities:
Plan assets	620,530	499,560
Japanese Government and Municipalities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	495,637	486,308
Domestic Corporate Debt Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	256,954	164,037
US Government Agencies Debt Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	110,851	65,339
Other Government Debt Securities - Developed Countries [Member] | Debt Securities [Member]
Equity securities:
Plan assets	152,927	151,824
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	19,256	19,337
Debt Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	1,035,625	886,845
Fair Value, Inputs, Level 1 [Member]
Equity securities:
Plan assets	785,675	587,643
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Equity securities:
Plan assets	165,145	88,083
Fair Value, Inputs, Level 1 [Member] | Japanese Equity Securities [Member] | Equity Securities [Member]
Equity securities:
Plan assets	417,833	348,758
Fair Value, Inputs, Level 1 [Member] | U.S. Equity Securities [Member] | Equity Securities [Member]
Equity securities:
Plan assets	124,670	89,304
Fair Value, Inputs, Level 1 [Member] | Other Equity Securities - Developed Countries [Member] | Equity Securities [Member]
Equity securities:
Plan assets	78,027	61,498
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Equity Securities [Member]
Equity securities:
Plan assets	620,530	499,560
Fair Value, Inputs, Level 2 [Member]
Equity securities:
Plan assets	2,144,635	1,836,856
Fair Value, Inputs, Level 2 [Member] | Other Financial Instruments [Member]
Equity securities:
Plan assets	1,109,010	950,011
Fair Value, Inputs, Level 2 [Member] | Japanese Government and Municipalities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	495,637	486,308
Fair Value, Inputs, Level 2 [Member] | Domestic Corporate Debt Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	256,954	164,037
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	110,851	65,339
Fair Value, Inputs, Level 2 [Member] | Other Government Debt Securities - Developed Countries [Member] | Debt Securities [Member]
Equity securities:
Plan assets	152,927	151,824
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	19,256	19,337
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Debt Securities [Member]
Equity securities:
Plan assets	¥ 1,035,625	¥ 886,845